Capitalization - Additional Information (Details) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Mar. 21, 2022 $ / shares shares	Mar. 31, 2022 USD ($) Vote class $ / shares shares	Dec. 31, 2021 item $ / shares shares	Dec. 31, 2020 item shares	Apr. 30, 2021 shares
Class of Stock [Line Items]
Temporary equity, shares outstanding (in shares)		0	73,914,149	15,717,345
Number of stock classes | class		4
Shares authorized	2,100,000,000		257,968,554		257,968,554
Common stock, shares authorized (in shares)	2,000,000,000	2,000,000,000	171,153,360
Number of members of board of directors elected by holders of common stock			2
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)		169,223,826	63,301,388
Preferred stock, shares issued (in shares)		0
Common stock, shares outstanding (in shares)		169,223,826	63,301,388
Preferred stock, shares outstanding (in shares)		0
Unvested shares amount | $		$ 1,310
Common Stock
Class of Stock [Line Items]
Shares authorized			82,604,627	76,182,515
Common stock, shares authorized (in shares)			54,805,360	53,662,500
Number of votes per share			1
Number of Votes per share with respect to votes of one or more classes of common stock			1
Number of members of board of directors who are entitled to be elected by holders of common stock | item			4
Number of members of board of directors elected by holders of common stock | item			2	2
Common Stock
Class of Stock [Line Items]
Number of votes per share	1
Number of members of board of directors who are entitled to be elected by holders of common stock		4
Class AA Common Stock
Class of Stock [Line Items]
Number of votes per share		1
Maximum number of shares that may be converted			1,873,758
Common stock, par value (in dollars per share) | $ / shares	$ 0.00001
Class EE-1 Common Stock
Class of Stock [Line Items]
Shares authorized					82,604,627
Number of votes per share		1
Common Stock, Conversion Ratio Into Shares Of Preferred Stock			1
Class EE-2 Common Stock
Class of Stock [Line Items]
Number of votes per share		20	20
Number of Votes per share with respect to votes of one or more classes of common stock | Vote		1
Number of votes per share with respect to common stock voting together with any shares of preferred stock		1	1